Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 05, 2021	Sep. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense				$ 2,798	$ 9,991	$ 12,452	$ 3,191
Number of shares issued under share-based payment arrangement.	138,620,470
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount						$ 6,400
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition						2 years 8 months 19 days
Stock issued during period, value, restricted stock award, gross			$ 49		$ 135	$ 212	$ 32
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, outstanding				220,424		220,424
Weighted average grant date fair value				$ 3.81		$ 3.81
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount						$ 800
Restricted Stock Units | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						1 year
Restricted Stock Units | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						3 years
Restricted Share Purchase Agreement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, outstanding				3,073,000		3,162,292	75,689,677	76,013,708
Weighted average grant date fair value				$ 2.46		$ 2.46	$ 0.1	$ 0.33
Share-based compensation expense				$ 100
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period						16,815,000	32,344,494
Restricted Share Purchase Agreement | Scenario Forecast
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		$ 21,800
Restricted Share Grant Agreement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, outstanding				3,773,243		3,773,243	1,768,500	0
Weighted average grant date fair value							$ 0.1	$ 0
Share-based compensation expense						$ 0
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition						1 year
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount						$ 90
Share-based compensation arrangement by share-based payment award, expiration period						5 years
Share based compensation arrangement by share based payment award equity instruments other than options grants in period amount grant date fair value						$ 8,400	$ 100
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period						82,762,666	1,768,500
Stock issued during period, value, restricted stock award, gross						$ 20,000
Restricted Share Grant Agreement | Issued for cash
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount						10
Restricted Share Grant Agreement | Promissory Note
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount						$ 25,000
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, outstanding						4,937,535	4,937,535
Weighted average grant date fair value						$ 0.17	$ 0.17